Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 18: EARNINGS PER SHARE
The Company computes earnings (loss) per common share (“EPS”) from continuing operations, discontinued operations and net earnings per common share under the two-class method which requires the allocation of all distributed and undistributed earnings to common stock and other participating securities based on their respective rights to receive distributions of earnings or losses. The Company’s Class A Common Stock and Class B Common Stock equally share in distributed and undistributed earnings. The Company accounts for the Warrants as participating securities, as holders of the Warrants, in accordance with and subject to the terms and conditions of the Warrant Agreement, are entitled to receive ratable distributions of the Company’s earnings concurrently with such distributions made to the holders of Common Stock, subject to certain restrictions relating to FCC rules and requirements. Under the terms of the Company’s RSU and PSU agreements, unvested RSUs and PSUs contain forfeitable rights to dividends and DEUs. Because the DEUs are forfeitable, they are defined as non-participating securities. As of December 31, 2015, there were 17,433 DEUs outstanding, which will vest at the time that the underlying RSU or PSU vests.
The Company computes basic EPS by dividing (loss) income from continuing operations, income (loss) from discontinued operations, and net (loss) income, respectively, applicable to common shares by the weighted average number of common shares outstanding during the period. In accordance with the two-class method, undistributed earnings applicable to the Warrants have been excluded from the computation of basic EPS. Diluted EPS is computed by dividing (loss) income from continuing operations, income (loss) from discontinued operations, and net (loss) income, respectively, by the weighted average number of common shares outstanding during the period as adjusted for the assumed exercise of all outstanding stock awards. The calculation of diluted EPS assumes that stock awards outstanding were exercised at the beginning of the period. The Warrants and stock awards are included in the calculation of diluted EPS only when their inclusion in the calculation is dilutive.
ASC Topic 260, “Earnings per Share,” states that the presentation of basic and diluted EPS is required only for common stock and not for participating securities. For the years ended December 31, 2015, December 28, 2014 and December 29, 2013, 877,233, 3,372,145 and 11,965,432, respectively, of the weighted-average Warrants outstanding have been excluded from the below table. The calculation of basic and diluted EPS is presented below (in thousands, except for per share data):

	2015	2014	2013
EPS numerator:
(Loss) income from continuing operations, as reported	$(319,918)	$463,111	$162,942
Less: Dividends distributed to Warrants	325	—	—
Less: Undistributed earnings allocated to Warrants	—	15,562	19,497
(Loss) income from continuing operations attributable to common shareholders for basic EPS	$(320,243)	$447,549	$143,445
Add: Undistributed earnings allocated to dilutive securities (1)	—	38	33
(Loss) income from continuing operations attributable to common shareholders for diluted EPS	$(320,243)	$447,587	$143,478

Income from discontinued operations, as reported	$—	$13,552	$78,613
Less: Undistributed earnings allocated to Warrants	—	502	9,406
Income from discontinued operations attributable to common shareholders for basic and diluted EPS (1)	$—	$13,050	$69,207

Net (loss) income attributable to common shareholders for basic EPS	$(320,243)	$460,599	$212,652

Net (loss) income attributable to common shareholders for diluted EPS	$(320,243)	$460,637	$212,685

EPS denominator:
Weighted average shares outstanding - basic	94,686	96,689	88,037
Impact of dilutive securities (1)	—	234	114
Weighted average shares outstanding - diluted	94,686	96,923	88,151

	2015	2014	2013
Basic (Loss) Earnings Per Common Share from:
Continuing Operations	$(3.38)	$4.63	$1.63
Discontinued Operations	—	0.13	0.79
Net (loss) income attributable to common shareholders	$(3.38)	$4.76	$2.42

Diluted (Loss) Earnings Per Common Share from:
Continuing Operations	$(3.38)	$4.62	$1.62
Discontinued Operations	—	0.13	0.79
Net (loss) income attributable to common shareholders	$(3.38)	$4.75	$2.41

(1)
The impact of dilutive securities associated with Equity Awards held by Tribune Publishing employees is immaterial. As such, all of the impact of dilutive securities has been allocated to diluted EPS from continuing operations.

Since the Company was in a net loss position for the year ended December 31, 2015, there was no difference between the number of shares used to calculate basic and diluted loss per share. Because of their anti-dilutive effect, 2,002,476, 651,774 and 58,355 common share equivalents, comprised of NSOs, PSUs and RSUs, have been excluded from the diluted EPS calculation for the years ended December 31, 2015, December 28, 2014 and December 29, 2013, respectively.